EMPLOYEE BENEFIT PLANS - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Pension Plan | UNITED STATES
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	$ 53	$ 64	$ 107	$ 128
Interest cost	2,231	1,236	4,462	2,471
Expected return on plan assets	(3,307)	(2,819)	(6,613)	(5,637)
Amortization of:
Net (gain) loss	(145)	0	(290)	0
Prior service benefit	0	0	0	0
Curtailments, settlements and terminations, net	0	0	0	0
Foreign exchange and other	0	0	0	0
Net periodic cost (benefit)	(1,168)	(1,519)	(2,334)	(3,038)
Pension Plan | International Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	1,293	1,119	2,587	2,281
Interest cost	2,910	2,175	5,820	4,350
Expected return on plan assets	(2,048)	(1,911)	(4,096)	(3,827)
Amortization of:
Net (gain) loss	(531)	597	(1,063)	1,166
Prior service benefit	(158)	(136)	(317)	(334)
Curtailments, settlements and terminations, net	711	205	2,332	(1,025)
Foreign exchange and other	15	293	(30)	116
Net periodic cost (benefit)	2,192	2,342	5,233	2,727
OPRB Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	0	1	0	1
Interest cost	173	111	346	221
Expected return on plan assets	0	0	0	0
Amortization of:
Net (gain) loss	(77)	0	(154)	0
Prior service benefit	0	0	0	0
Curtailments, settlements and terminations, net	0	0	0	0
Foreign exchange and other	0	0	0	0
Net periodic cost (benefit)	$ 96	$ 112	$ 192	$ 222